CONTRACT REVENUES AND CONTRACT COSTS	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
CONTRACT REVENUES AND CONTRACT COSTS

NOTE 14 – CONTRACT REVENUES AND CONTRACT COSTS

The Company’s main business operations are: (i) low voltage (220v/phase 1 or 380v/phase 3) electrical systems; (ii) mechanical ventilation and air-conditioning systems (“MVAC”); (iii) out-fitting; (iv) water supply and sewage disposal systems installation; and (v) fire safety systems.

	December 31,
Total contract revenues as of	2023	2022	2021
Low voltage electrical system	$3,832,334	$1,028,162	$2,628,625
MVAC systems	328,373	502,556	299,985
Out-fitting	2,594,828	1,998,726	1,103,692
Water supply and sewage disposal system installation	20,822	288,480	71,516
Fire safety system	49,522	352,007	31,241
Total Contract Revenues	$6,825,879	$4,169,931	$4,135,059

	December 31,
Total contract costs as of	2023	2022	2021
Low voltage electrical system	$3,309,315	$898,100	$2,235,698
MVAC systems	240,158	462,400	262,322
Out-fitting	794,573	1,562,551	701,688
Water supply and sewage disposal system installation	8,504	205,693	52,320
Fire safety system	32,729	255,483	23,271
Total Contract Costs	$4,385,279	$3,384,227	$3,275,299